Income Taxes (Tables)	12 Months Ended
Feb. 02, 2013
Summary of Income Tax Expense (Benefit)

The following is a summary of the income tax expense (benefit) (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Current
Federal	$—	$—	$53
State	236	331	837
Foreign	(387)	595	280

Total current tax expense (benefit)	(151)	926	1,170

Deferred
Federal	(48,745)	(76)	135
State	(12,903)	223	(397)
Foreign	(224)	48	(223)

Total deferred tax benefit	(61,872)	195	(485)

Total income tax expense (benefit)	$(62,023)	$1,121	$685

Schedule of Reconciliation of Federal Statutory Tax Rate to Company's Effective Tax Rate

A reconciliation of the federal statutory tax rate to the Company’s effective tax rate is as follows:

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Provision at federal statutory tax rate	35.0%	34.0%	34.0%
State income taxes—net of federal tax impact	0.7	5.6	2.1
Foreign income	0.6	(2.0)	(3.3)
Net adjustments to tax accruals and other	0.1	4.6	(4.4)
Valuation allowance	76.5	(49.4)	(32.5)
Stock-based compensation	(30.0)	12.4	(6.7)

Effective tax rate	82.9%	5.2%	(10.8)%

Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	February 2, 2013	January 28, 2012
Current deferred tax assets (liabilities)
Accrued expense	$11,026	$9,970
State tax benefit	(931)	(1,370)
Inventory	14,215	11,121
Deferred revenue	20,144	12,213
Net operating loss carryforwards	12,337	27,166
Construction allowance	(1,698)	(1,037)
Prepaid expense and other	(18,056)	(12,729)

Current deferred tax assets	37,037	45,334
Valuation allowance	(31)	(41,173)

Net current deferred tax assets	37,006	4,161

Non-current deferred tax assets (liabilities)
State tax benefit	(2,040)	(892)
Stock-based compensation	21,231	—
Deferred lease credits	9,687	4,251
Property and equipment	(5,975)	(2,061)
Net operating loss carryforwards	262	7,525
U.S. impact of Canadian transfer pricing	2,091	3,760
Trademarks	(19,361)	(19,275)
Other	1,240	850

Non-current deferred tax assets (liabilities)	7,135	(5,842)
Valuation allowance	(262)	(16,311)

Net non-current deferred tax assets (liabilities)	6,873	(22,153)

Net deferred tax assets (liabilities)	$43,879	$(17,992)

Schedule of Reconciliation of Valuation Allowance

A reconciliation of the valuation allowance is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Balance at beginning of fiscal year	$57,484	$68,318	$65,087
Charged to expense	(57,185)	299	(236)
Net changes in deferred tax assets and liabilities	(6)	(11,133)	3,467

Balance at end of fiscal year	$293	$57,484	$68,318

Schedule of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the exposures related to unrecognized tax benefits is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Balance at beginning of fiscal year	$2,505	$9,015	$8,261
Gross (decreases) increases—prior period tax positions	(57)	—	—
Gross increases (decreases)—current period tax positions	—	(14)	1,048
Consent for accounting method change	—	(6,496)	—
Lapses in statute of limitations	(607)	—	(294)

Balance at end of fiscal year	$1,841	$2,505	$9,015